SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

December 31, 2019 (unaudited)

Common Stock	Shares	Value
Aaron's, Inc.	702,062	$40,094,761
Acadia Healthcare Co., Inc.*	925,981	30,761,089
ACI Worldwide, Inc.*	1,208,567	45,786,561
Acuity Brands, Inc.	414,251	57,166,638
Adient PLC*	910,070	19,338,987
Adtalem Global Education, Inc.*	564,505	19,740,740
AECOM*	1,642,303	70,832,528
Affiliated Managers Group, Inc.	515,132	43,652,286
AGCO Corp.	655,340	50,625,015
Alexander & Baldwin, Inc.	710,122	14,884,157
Alleghany Corp.*g	150,475	120,315,296
Allegheny Technologies, Inc.*	1,318,194	27,233,888
ALLETE, Inc.	540,177	43,846,167
Allscripts Healthcare Solutions, Inc.*	1,697,505	16,661,012
AMC Networks, Inc., Class A*	460,784	18,200,968
Amedisys, Inc.*	337,221	56,288,929
American Campus Communities, Inc.	1,436,543	67,560,617
American Eagle Outfitters, Inc.	1,660,489	24,409,188
American Financial Group, Inc.	782,503	85,801,454
Antero Midstream Corp.	3,105,271	23,569,007
Apergy Corp.*	809,829	27,356,024
AptarGroup, Inc.	668,348	77,274,396
Aqua America, Inc.	2,256,581	105,923,912
Arrow Electronics, Inc.*	851,535	72,159,076
Arrowhead Pharmaceuticals, Inc.*	1,046,588	66,385,077
ASGN, Inc.*	552,017	39,176,646
Ashland Global Holdings, Inc.	629,676	48,189,104
Associated Banc-Corp.	1,665,892	36,716,260
AutoNation, Inc.*	615,577	29,935,510
Avanos Medical, Inc.*	501,092	16,886,800
Avis Budget Group, Inc.*	594,305	19,160,393
Avnet, Inc.	1,055,540	44,797,118
Axon Enterprise, Inc.*	620,399	45,462,839
BancorpSouth Bank	1,003,184	31,510,009
Bank of Hawaii Corp.	421,059	40,067,974
Bank OZK	1,263,832	38,553,195
Bed Bath & Beyond, Inc.	1,323,226	22,891,810
Belden, Inc.	403,963	22,217,965
Bio-Rad Laboratories, Inc., Class A*	225,895	83,587,927
Bio-Techne Corp.	398,455	87,464,857
BJ's Wholesale Club Holdings, Inc.*	1,277,232	29,044,256
Black Hills Corp.	642,489	50,461,086
Blackbaud, Inc.	514,230	40,932,708
Boston Beer Co., Inc., Class A*	96,353	36,406,981
Boyd Gaming Corp.	836,793	25,053,582
Brighthouse Financial, Inc.*	1,142,333	44,813,724
Brinker International, Inc.	390,709	16,409,778
Brink's Co.	523,004	47,426,003
Brixmor Property Group, Inc.	3,113,929	67,292,006
Brown & Brown, Inc.	2,444,847	96,522,560
Brunswick Corp.	852,840	51,153,343
Cable One, Inc.	52,544	78,210,168
Cabot Corp.	595,694	28,307,379
Cabot Microelectronics Corp.	304,277	43,913,257
CACI International, Inc., Class A*	261,811	65,450,132
Caesars Entertainment Corp.*	5,835,219	79,358,978
Camden Property Trust	1,012,361	107,411,502
Cantel Medical Corp.	391,721	27,773,019
Carlisle Cos., Inc.	592,508	95,891,495
Carpenter Technology Corp.	498,906	24,835,541
Carter's, Inc.	461,550	50,465,877
Casey's General Stores, Inc.	384,562	61,141,512
Catalent, Inc.*	1,529,636	86,118,507

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2019 (unaudited)

Common Stock	Shares	Value
Cathay General Bancorp	791,659	$30,122,625
CDK Global, Inc.	1,269,193	69,399,473
Ceridian HCM Holding, Inc.*	1,053,690	71,524,477
Charles River Laboratories International, Inc.*	510,604	77,999,867
Cheesecake Factory, Inc.	429,308	16,682,909
Chemed Corp.	167,371	73,519,385
Chemours Co.	1,709,376	30,922,612
Chesapeake Energy Corp.*	12,258,254	10,120,414
Choice Hotels International, Inc.	332,116	34,350,758
Churchill Downs, Inc.	370,621	50,849,201
Ciena Corp.*	1,617,320	69,043,391
Cinemark Holdings, Inc.	1,114,546	37,727,382
Cirrus Logic, Inc.*	604,278	49,798,550
Clean Harbors, Inc.*	536,792	46,029,914
CNO Financial Group, Inc.	1,580,142	28,647,974
CNX Resources Corp.*	1,950,731	17,263,969
Cognex Corp.	1,786,699	100,126,612
Coherent, Inc.*	252,503	42,003,874
Colfax Corp.*	874,097	31,799,649
Columbia Sportswear Co.	303,564	30,414,077
Commerce Bancshares, Inc.	1,084,281	73,666,051
Commercial Metals Co.	1,240,462	27,625,089
CommVault Systems, Inc.*	439,669	19,626,824
Compass Minerals International, Inc.	354,248	21,594,958
Core Laboratories NV	463,934	17,476,394
CoreCivic, Inc.	1,245,127	21,640,307
CoreLogic, Inc.*	831,358	36,338,658
CoreSite Realty Corp.	394,011	44,176,513
Corporate Office Properties Trust	1,171,556	34,420,315
Cousins Properties, Inc.	1,534,368	63,215,962
Cracker Barrel Old Country Store, Inc.	251,544	38,672,375
Crane Co.	533,008	46,041,231
Cree, Inc.*	1,126,086	51,968,869
Cullen/Frost Bankers, Inc.	595,232	58,201,785
Curtiss-Wright Corp.	446,304	62,879,771
Cypress Semiconductor Corp.	3,861,119	90,079,906
CyrusOne, Inc.	1,183,484	77,435,358
Dana, Inc.	1,504,732	27,386,122
Deckers Outdoor Corp.*	292,486	49,389,186
Delphi Technologies PLC*	899,866	11,545,281
Deluxe Corp.	440,167	21,973,137
Dick's Sporting Goods, Inc.	664,883	32,905,060
Dillard's, Inc., Class A	103,056	7,572,555
Domino's Pizza, Inc.	427,605	125,621,797
Domtar Corp.	598,781	22,897,385
Donaldson Co., Inc.	1,323,174	76,241,286
Douglas Emmett, Inc.	1,723,248	75,650,587
Dunkin' Brands Group, Inc.	866,110	65,425,949
Dycom Industries, Inc.*	329,580	15,539,697
Eagle Materials, Inc.	435,246	39,459,402
East West Bancorp, Inc.	1,522,482	74,144,873
EastGroup Properties, Inc.	401,568	53,276,027
Eaton Vance Corp.	1,182,903	55,229,741
Edgewell Personal Care Co.*	566,722	17,545,713
Eldorado Resorts, Inc.*	682,979	40,732,868
EMCOR Group, Inc.	587,067	50,663,882
Encompass Health Corp.	1,030,845	71,406,633
Energizer Holdings, Inc.	672,618	33,778,876
EnerSys	442,090	33,081,595
EPR Properties	820,263	57,943,378
EQT Corp.	2,672,703	29,132,463
Equitrans Midstream Corp.	2,130,638	28,465,324
Etsy, Inc.*	1,238,780	54,877,954

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2019 (unaudited)

Common Stock	Shares	Value
Evercore, Inc., Class A	408,638	$30,549,777
Exelixis, Inc.*	3,176,656	55,972,679
FactSet Research Systems, Inc.	396,710	106,437,293
Fair Isaac Corp.*	302,794	113,450,856
Federated Investors, Inc., Class B	1,004,437	32,734,602
First American Financial Corp.	1,174,455	68,494,216
First Financial Bankshares, Inc.	1,420,233	49,850,178
First Horizon National Corp.	3,253,329	53,875,128
First Industrial Realty Trust, Inc.	1,327,261	55,094,604
First Solar, Inc.*	793,446	44,401,238
FirstCash, Inc.	446,199	35,977,025
Five Below, Inc.*	582,052	74,421,169
Flowers Foods, Inc.	2,012,321	43,747,859
Fluor Corp.	1,465,493	27,668,508
FNB Corp.	3,397,033	43,142,319
Foot Locker, Inc.	1,119,075	43,632,734
FTI Consulting, Inc.*	393,424	43,536,300
Fulton Financial Corp.	1,715,863	29,907,492
GATX Corp.	366,963	30,402,885
Gentex Corp.	2,644,774	76,645,551
Genworth Financial, Inc., Class A*	5,262,055	23,153,042
GEO Group, Inc.	1,267,909	21,059,968
Globus Medical, Inc., Class A*	804,740	47,383,091
Goodyear Tire & Rubber Co.	2,431,415	37,820,660
Graco, Inc.	1,743,656	90,670,112
Graham Holdings Co., Class B	45,480	29,061,265
Grand Canyon Education, Inc.*	504,184	48,295,785
Green Dot Corp., Class A*	495,316	11,540,863
Greif, Inc., Class A	274,526	12,134,049
GrubHub, Inc.*	956,085	46,503,974
Haemonetics Corp.*	529,879	60,883,097
Hain Celestial Group, Inc.*	839,912	21,799,916
Hancock Whitney Corp.	911,805	40,010,003
Hanover Insurance Group, Inc.	411,835	56,285,489
Hawaiian Electric Industries, Inc.	1,139,294	53,387,317
Healthcare Realty Trust, Inc.	1,398,185	46,657,433
Healthcare Services Group, Inc.	774,898	18,845,519
HealthEquity, Inc.*	741,027	54,887,870
Helen of Troy Ltd.*	263,084	47,299,872
Herman Miller, Inc.	617,444	25,716,543
Highwoods Properties, Inc.	1,084,627	53,049,107
Hill-Rom Holdings, Inc.	697,984	79,242,124
HNI Corp.	447,719	16,771,554
Home BancShares, Inc.	1,622,147	31,891,410
Hubbell, Inc.	568,593	84,049,417
ICU Medical, Inc.*	201,007	37,612,430
IDACORP, Inc.	526,892	56,272,066
II-VI, Inc.*	911,815	30,700,811
Ingevity Corp.*	437,264	38,208,128
Ingredion, Inc.	698,005	64,879,565
Insperity, Inc.	393,078	33,820,431
Integra LifeSciences Holdings Corp.*	745,105	43,424,719
Interactive Brokers Group, Inc., Class A	802,397	37,407,748
InterDigital, Inc.	325,493	17,736,114
International Bancshares Corp.	599,813	25,833,946
ITT, Inc.	916,889	67,767,266
j2 Global, Inc.	483,996	45,355,265
Jabil, Inc.	1,452,355	60,025,832
Jack in the Box, Inc.	247,278	19,295,102
Janus Henderson Group PLC	1,626,916	39,778,096
JBG SMITH Properties	1,234,000	49,224,260
Jefferies Financial Group, Inc.	2,633,496	56,277,810
JetBlue Airways Corp.*	3,018,241	56,501,472

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2019 (unaudited)

Common Stock	Shares	Value
John Wiley & Sons, Inc., Class A	457,378	$22,191,981
Jones Lang LaSalle, Inc.	538,789	93,797,777
KAR Auction Services, Inc.	1,346,296	29,335,790
KB Home	895,663	30,694,371
KBR, Inc.	1,481,593	45,188,586
Kemper Corp.	654,973	50,760,407
Kennametal, Inc.	866,257	31,956,221
Kilroy Realty Corp.	1,019,666	85,549,977
Kirby Corp.*	626,735	56,111,585
Knight-Swift Transportation Holdings, Inc.	1,284,533	46,037,663
Lamar Advertising Co., Class A	899,227	80,265,002
Lancaster Colony Corp.	206,893	33,123,569
Landstar System, Inc.	412,579	46,980,371
Lear Corp.	575,307	78,932,120
Legg Mason, Inc.	853,060	30,633,385
LendingTree, Inc.*	80,180	24,329,819
Lennox International, Inc.	366,585	89,435,742
Liberty Property Trust	1,649,478	99,051,154
Life Storage, Inc.	487,717	52,809,997
Ligand Pharmaceuticals, Inc.*	183,618	19,149,521
Lincoln Electric Holdings, Inc.	639,303	61,839,779
Littelfuse, Inc.	254,657	48,715,884
LivaNova PLC*	506,013	38,168,561
LiveRamp Holdings, Inc.*	707,748	34,021,446
LogMeIn, Inc.	510,352	43,757,580
Louisiana-Pacific Corp.	1,227,947	36,433,187
Lumentum Holdings, Inc.*	807,114	64,004,140
Macerich Co.	1,151,987	31,011,490
Mack-Cali Realty Corp.	946,724	21,897,726
Manhattan Associates, Inc.*	668,075	53,278,981
ManpowerGroup, Inc.	616,437	59,856,033
Marriott Vacations Worldwide Corp.	391,186	50,369,109
Masimo Corp.*	512,915	81,071,345
MasTec, Inc.*	630,446	40,449,415
Matador Resources Co.*	1,146,295	20,598,921
Mattel, Inc.*	3,624,841	49,116,596
MAXIMUS, Inc.	668,887	49,758,504
MDU Resources Group, Inc.	2,094,980	62,241,856
Medical Properties Trust, Inc.	5,409,742	114,199,654
MEDNAX, Inc.*	881,319	24,491,855
Mercury General Corp.	283,576	13,818,658
Mercury Systems, Inc.*	580,632	40,127,478
Meredith Corp.	420,262	13,645,907
Minerals Technologies, Inc.	364,400	21,000,372
MKS Instruments, Inc.	569,893	62,693,929
Molina Healthcare, Inc.*	655,518	88,947,237
Monolithic Power Systems, Inc.	422,353	75,187,281
MSA Safety, Inc.	372,596	47,081,231
MSC Industrial Direct Co., Inc., Class A	470,936	36,954,348
Murphy Oil Corp.	1,561,626	41,851,577
Murphy USA, Inc.*	302,291	35,368,047
National Fuel Gas Co.	902,513	42,002,955
National Instruments Corp.	1,233,178	52,212,757
National Retail Properties, Inc.	1,794,445	96,218,141
Navient Corp.	2,033,600	27,819,648
NCR Corp.*	1,334,032	46,904,565
Nektar Therapeutics*	1,839,233	39,699,844
NetScout Systems, Inc.*	688,525	16,572,797
New Jersey Resources Corp.	998,467	44,501,674
New York Community Bancorp, Inc.	4,886,068	58,730,537
New York Times Co., Class A	1,502,924	48,349,065
NewMarket Corp.	77,208	37,563,236
Nordson Corp.	534,932	87,108,327

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2019 (unaudited)

Common Stock	Shares	Value
NorthWestern Corp.	527,416	$37,799,905
NOW, Inc.*	1,137,486	12,785,343
Nu Skin Enterprises, Inc., Class A	580,737	23,798,602
NuVasive, Inc.*	544,422	42,105,597
nVent Electric PLC	1,626,958	41,617,586
OGE Energy Corp.	2,092,805	93,067,038
O-I Glass, Inc.	1,627,094	19,411,231
Old Republic International Corp.	2,983,344	66,737,405
Olin Corp.	1,669,330	28,795,942
Ollie's Bargain Outlet Holdings, Inc.*	571,743	37,340,535
Omega Healthcare Investors, Inc.	2,284,399	96,744,298
ONE Gas, Inc.	551,356	51,590,381
Oshkosh Corp.	711,521	67,345,463
Owens Corning	1,137,349	74,064,167
PacWest Bancorp	1,252,810	47,945,039
Papa John's International, Inc.	230,455	14,553,233
Park Hotels & Resorts, Inc.	2,502,748	64,746,091
Patterson Cos., Inc.	900,663	18,445,578
Patterson-UTI Energy, Inc.	2,033,904	21,355,992
PBF Energy, Inc., Class A	1,064,999	33,409,019
Pebblebrook Hotel Trust	1,365,755	36,615,892
Penn National Gaming, Inc.*	1,139,136	29,116,316
Penumbra, Inc.*	335,816	55,164,494
Perspecta, Inc.	1,437,623	38,010,752
Pilgrim's Pride Corp.*	547,940	17,925,857
Pinnacle Financial Partners, Inc.	752,441	48,156,224
PNM Resources, Inc.	832,768	42,229,665
Polaris, Inc.	601,181	61,140,108
PolyOne Corp.	804,132	29,584,016
Pool Corp.	418,590	88,900,144
Post Holdings, Inc.*	694,882	75,811,626
PotlatchDeltic Corp.	702,785	30,409,507
PRA Health Sciences, Inc.*	661,246	73,497,493
Prestige Consumer Healthcare, Inc.*	525,179	21,269,749
Primerica, Inc.	432,410	56,455,450
Prosperity Bancshares, Inc.	986,974	70,953,561
PS Business Parks, Inc.	209,397	34,523,283
PTC, Inc.*	1,086,718	81,384,311
Rayonier, Inc.	1,351,946	44,289,751
Regal Beloit Corp.	428,039	36,644,419
Reinsurance Group of America, Inc.	654,585	106,736,630
Reliance Steel & Aluminum Co.	696,889	83,459,427
RenaissanceRe Holdings Ltd.	461,707	90,503,806
Repligen Corp.*	489,839	45,310,107
Resideo Technologies, Inc.*	1,284,040	15,318,597
RLI Corp.	417,191	37,555,534
Royal Gold, Inc.	685,752	83,833,182
RPM International, Inc.	1,355,782	104,069,826
Ryder System, Inc.	557,158	30,259,251
Sabra Health Care REIT, Inc.	2,025,099	43,215,613
Sabre Corp.	2,863,427	64,255,302
Sally Beauty Holdings, Inc.*	1,216,166	22,195,029
Sanderson Farms, Inc.	206,127	36,323,700
Science Applications International Corp.	512,967	44,638,388
Scientific Games Corp.*	565,459	15,142,992
Scotts Miracle-Gro Co.	414,240	43,984,003
SEI Investments Co.	1,319,558	86,404,658
Selective Insurance Group, Inc.	621,039	40,485,532
Semtech Corp.*	692,592	36,638,117
Senior Housing Properties Trust*	2,487,194	20,991,917
Sensient Technologies Corp.	442,436	29,240,595
Service Corp. International	1,910,964	87,961,673
Service Properties Trust	1,720,496	41,859,668

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2019 (unaudited)

Common Stock	Shares	Value
Signature Bank	564,442	$77,108,422
Silgan Holdings, Inc.	810,647	25,194,909
Silicon Laboratories, Inc.*	453,458	52,592,059
Six Flags Entertainment Corp.	821,820	37,072,300
Skechers U.S.A., Inc., Class A*	1,400,046	60,467,987
SLM Corp.	4,413,702	39,326,085
SolarEdge Technologies, Inc.*	508,219	48,326,545
Sonoco Products Co.	1,046,504	64,590,227
Southwest Gas Holdings, Inc.	571,104	43,386,771
Spire, Inc.	532,956	44,400,564
Spirit Realty Capital, Inc.	1,042,658	51,277,920
Sprouts Farmers Market, Inc.*	1,235,122	23,899,611
Steel Dynamics, Inc.	2,252,514	76,675,577
Stericycle, Inc.*	952,725	60,793,382
Sterling Bancorp	2,112,353	44,528,401
Stifel Financial Corp.	714,839	43,354,985
Synaptics, Inc.*	349,862	23,010,424
Syneos Health, Inc.*	651,105	38,724,470
SYNNEX Corp.	427,186	55,021,557
Synovus Financial Corp.	1,532,099	60,058,281
Tanger Factory Outlet Centers, Inc.	971,178	14,305,452
Taubman Centers, Inc.	640,041	19,898,875
TCF Financial Corp.	1,603,841	75,059,759
Tech Data Corp.*	370,344	53,181,398
TEGNA, Inc.	2,267,691	37,847,763
Teledyne Technologies, Inc.*	381,286	132,130,850
Telephone & Data Systems, Inc.	1,022,512	26,002,480
Tempur Sealy International, Inc.*	475,023	41,355,502
Tenet Healthcare Corp.*	1,086,204	41,308,338
Teradata Corp.*	1,176,168	31,486,017
Teradyne, Inc.	1,751,999	119,468,812
Terex Corp.	685,794	20,422,945
Tetra Tech, Inc.	570,705	49,171,943
Texas Capital Bancshares, Inc.*	526,095	29,866,413
Texas Roadhouse, Inc.	682,115	38,416,717
Thor Industries, Inc.	577,094	42,872,313
Timken Co.	708,754	39,909,938
Toll Brothers, Inc.	1,350,708	53,366,473
Tootsie Roll Industries, Inc.	175,411	5,988,532
Toro Co.	1,114,504	88,792,534
Transocean Ltd.*	6,013,087	41,370,039
TreeHouse Foods, Inc.*	587,696	28,503,256
Trex Co., Inc.*	609,901	54,817,902
TRI Pointe Group, Inc.*	1,455,709	22,679,946
Trimble, Inc.*	2,604,651	108,587,900
Trinity Industries, Inc.	1,026,118	22,728,514
TripAdvisor, Inc.	1,098,499	33,372,400
Trustmark Corp.	671,827	23,184,750
Tyler Technologies, Inc.*	407,590	122,285,152
UGI Corp.	2,185,172	98,682,368
UMB Financial Corp.	451,660	31,001,942
Umpqua Holdings Corp.	2,302,328	40,751,206
United Bankshares, Inc.	1,061,488	41,037,126
United States Steel Corp.	1,777,716	20,283,740
United Therapeutics Corp.*	458,766	40,408,109
Universal Display Corp.	443,285	91,347,740
Urban Edge Properties	1,203,997	23,092,662
Urban Outfitters, Inc.*	737,506	20,480,542
Valley National Bancorp	4,095,017	46,887,945
Valmont Industries, Inc.	225,052	33,708,289
Valvoline, Inc.	1,969,646	42,170,121
ViaSat, Inc.*	602,953	44,133,145
Vishay Intertechnology, Inc.	1,383,673	29,458,398

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2019 (unaudited)

Common Stock	Shares	Value
Visteon Corp.*	292,370	$25,316,318
Washington Federal, Inc.	819,095	30,019,832
Watsco, Inc.	341,330	61,490,599
Webster Financial Corp.	962,180	51,341,925
Weingarten Realty Investors	1,264,545	39,504,386
Wendy's Co.	1,924,081	42,733,839
Werner Enterprises, Inc.	463,053	16,850,499
West Pharmaceutical Services, Inc.	773,562	116,289,575
WEX, Inc.*	452,587	94,798,873
Williams-Sonoma, Inc.	811,416	59,590,391
Wintrust Financial Corp.	596,679	42,304,541
Woodward, Inc.	589,525	69,823,341
World Fuel Services Corp.	683,661	29,684,561
World Wrestling Entertainment, Inc., Class A	496,155	32,185,575
Worthington Industries, Inc.	385,888	16,276,756
WPX Energy, Inc.*	4,356,954	59,864,548
WW International, Inc.*	485,647	18,556,572
Wyndham Destinations, Inc.	948,291	49,017,162
Wyndham Hotels & Resorts, Inc.	994,956	62,493,186
XPO Logistics, Inc.*	964,978	76,908,747
Yelp, Inc.*	667,897	23,262,853
Total Investments (Cost $20,072,043,145)		$19,052,688,901

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

December 31, 2019 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$2,052,470,557	10.73%
Banks	1,343,150,382	7.02%
Insurance	987,087,177	5.16%
Retail	969,786,526	5.07%
Commercial Services	801,375,133	4.19%
Healthcare - Products	797,225,394	4.17%
Electronics	736,235,199	3.85%
Software	711,171,637	3.72%
Semiconductors	605,351,204	3.17%
Healthcare - Services	589,566,310	3.08%
Diversified Financial Services	569,471,777	2.98%
Chemicals	438,051,331	2.29%
Machinery - Diversified	437,451,068	2.29%
Miscellaneous Manufacturing	385,365,796	2.01%
Electric	377,063,244	1.97%
Electrical Components & Equipment	370,358,115	1.94%
Media	357,068,720	1.87%
Building Materials	356,452,256	1.86%
Food	352,003,491	1.84%
Computers	325,339,278	1.70%
Gas	324,564,713	1.70%
Biotechnology	305,203,157	1.60%
Oil & Gas	288,978,997	1.51%
Transportation	273,148,116	1.43%
Entertainment	261,010,168	1.36%
Iron / Steel	260,113,262	1.36%
Engineering & Construction	250,342,616	1.31%
Lodging	250,273,666	1.31%
Hand / Machine Tools	209,321,299	1.10%
Telecommunications	200,672,710	1.05%
Auto Parts & Equipment	200,339,488	1.05%
Distribution / Wholesale	195,045,130	1.02%
Apparel	190,737,127	1.00%
Aerospace / Defense	172,258,328	0.90%
Environmental Control	155,995,239	0.82%
Home Builders	149,613,103	0.78%
Savings & Loans	133,278,770	0.70%
Housewares	132,776,537	0.69%
Packaging & Containers	121,330,416	0.63%
Leisure Time	112,293,451	0.59%
Internet	111,513,207	0.58%
Water	105,923,912	0.55%
Mining	105,428,140	0.55%
Pharmaceuticals	94,767,242	0.49%
Real Estate	93,797,777	0.49%
Energy - Alternate Sources	92,727,783	0.48%
Metal Fabricate / Hardware	89,894,983	0.47%
Machinery - Construction & Mining	87,768,408	0.46%
Oil & Gas Services	78,973,753	0.41%
Airlines	56,501,472	0.30%
Pipelines	52,034,331	0.27%
Toys / Games / Hobbies	49,116,596	0.26%
Household Products / Wares	47,299,872	0.25%
Food Service	46,503,974	0.24%
Office Furnishings	42,488,097	0.22%
Home Furnishings	41,355,502	0.22%
Beverages	36,406,981	0.19%
Trucking & Leasing	30,402,885	0.16%
Forest Products & Paper	22,897,385	0.12%
Cosmetics / Personal Care	17,545,713	0.09%
Total Investments	19,052,688,901	99.62%
Other Assets in Excess of Liabilities	73,629,720	0.38%
Net Assets	$19,126,318,621	100.00%